Share-Based Compensation - Summary of Options Granted by the Company's Board of Directors (Detail) - $ / shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Total Options	34,200,976
Total Options, Granted	10,722,923
Total Options, Cancelled	(5,094,068)
Total Options, Exercised	0	0
Ending balance, Total Options	39,829,831
Beginning balance, Weighted Average Exercise Price	$ 1.43
Weighted Average Exercise Price, Granted	0.62
Weighted Average Exercise Price, Cancelled	1.3
Weighted Average Exercise Price, Exercised	0
Ending balance, Weighted Average Exercise Price	$ 1.23